INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Debt securities [member]
Disclosure of financial assets [line items]
Cost	$ 38,403,574	$ 28,502,257
Unrealized Gain	389,648	548,031
Unrealized Losses	(1,299,356)	(83,932)
Fair Value	37,493,866	28,966,356
ECL	123,978	96,486
Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Cost	17,139,726	12,627,235
Unrealized Gain	25,541	220,361
Unrealized Losses	(1,093,505)	(397)
Fair Value	16,071,762	12,847,199
ECL	7,224	5,290
Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Cost	839,348	439,163
Unrealized Gain	8,500	21,910
Unrealized Losses	(24,934)
Fair Value	822,914	461,073
ECL	1,338	494
Securities issued by foreign Governments
Disclosure of financial assets [line items]
Cost	12,520,572	9,558,777
Unrealized Gain	310,558	184,925
Unrealized Losses	(98,466)	(80,378)
Fair Value	12,732,664	9,663,324
ECL	98,826	73,326
Securities issued by central banks
Disclosure of financial assets [line items]
Cost	1,874,510	1,861,216
Unrealized Gain	1,199	4,117
Unrealized Losses	(17,991)	(2,411)
Fair Value	1,857,718	1,862,922
ECL	4,763	4,293
Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Cost	4,233,539	2,843,649
Unrealized Gain	14,364	69,033
Unrealized Losses	(42,979)	(250)
Fair Value	4,204,924	2,912,432
ECL	8,325	8,707
Securities issued by entities of the non-financial sector entities
Disclosure of financial assets [line items]
Cost	731,400	47,550
Unrealized Gain	9,161	2,020
Unrealized Losses	(2,851)
Fair Value	737,710	49,570
ECL	2,161	51
Other debt securities
Disclosure of financial assets [line items]
Cost	1,064,479	1,124,667
Unrealized Gain	20,325	45,665
Unrealized Losses	(18,630)	(496)
Fair Value	1,066,174	1,169,836
ECL	$ 1,341	$ 4,325